Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions, beginning	$ 248,152
Provisions, ending	303,180	$ 248,152
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions, beginning	242,861	235,110
Revisions in estimates and obligations incurred	42,754	6,278
Accretion expense (Note 25)	14,841	7,470
Increase (Decrease) Through Change in Estimate, Other Provisions	(4,228)	(5,997)
Litigation	6,952	5,291
Total provisions	303,180	248,152
Increase (Decrease) in Reclamation Expenditures	4,200	6,000
Increase (Decrease) in Accretion Expense	14,800	7,500
Provisions, ending	$ 296,228	242,861
Litigation [member]
Disclosure of other provisions [line items]
Provisions, beginning		$ 5,300